Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Nov. 25, 2024
Financial Instruments [Line Items]
Lease obligation	$ 1,200
Convertible notes liabilities	$ 117,200
Discount percentage	12.60%
Principal amount	$ 1		$ 1
Bear interest	4.75%
Increase (decrease) to the net income (loss)	$ 5,100
Trade or other receivables	$ 0	$ 0
Increase decrease market price percentage	10.00%
Bottom of range [Member]
Financial Instruments [Line Items]
Annualized interest rate	7.00%
Top of range [Member]
Financial Instruments [Line Items]
Annualized interest rate	15.60%
Convertible Notes [Member]
Financial Instruments [Line Items]
Principal amount	$ 150,000
Bear interest			4.75%